RELATED PARTY TRANSACTIONS (Summary of Transactions with PBFX) (Detail) - PBF Logistics LP [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of Sales [Member]
Related Party Loans Payable [Line Items]
Related Party Transaction, Amounts of Transaction	$ 72.4	$ 74.7	$ 147.9	$ 146.0	$ 300.9	$ 259.4	$ 240.7
Services Agreement [Member] | General and Administrative Expense [Member]
Related Party Loans Payable [Line Items]
Related Party Transaction, Amounts of Transaction	2.1	2.2	4.3	4.3	8.6	7.5	6.6
Omnibus Agreement [Member] | General and Administrative Expense [Member]
Related Party Loans Payable [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1.9	$ 1.7	$ 3.9	$ 3.5	$ 7.7	$ 7.5	$ 6.9